Designated accounting hedges	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Designated accounting hedges
Note 13	Designated accounting hedges

Hedge accounting

We apply hedge accounting as part of managing the market risk of certain non-trading portfolios arising from changes due to interest rates, foreign exchange rates, and equity market prices. Please see the shaded sections of the “Non-trading activities” on page 68 of the MD&A for further information on our risk management strategy for these risks. See Note 12 for further information on the derivatives used by CIBC.

Interest rate risk

The majority of our derivative contracts used to hedge certain exposures to benchmark interest rate risk are interest rate swaps. For fair value hedges, we convert our fixed interest rate exposures from the hedged financial instruments to floating interest rate exposures. For cash flow hedges, we convert certain exposures to cash flow variability from our variable rate instruments to fixed interest rate exposures.

Foreign currency risk

For our fair value hedges, we mainly use various combinations of cross-currency interest rate swaps and interest rate swaps to hedge our exposures to foreign currency risk together with interest rate risk, converting our fixed foreign currency rate exposures to floating functional currency rate exposures.

For our cash flow hedges, the majority of our derivative contracts are used to hedge our exposures to cash flow variability arising from fluctuations in foreign exchange rates, and mainly consist of cross-currency interest rate swaps. We also use foreign exchange forwards and synthetic forwards created from interest rate swaps to hedge certain foreign currency contractual expenses.

For NIFO hedges, we use a combination of foreign denominated deposit liabilities and foreign exchange forwards to manage our foreign currency exposure of our NIFOs with a functional currency other than the Canadian dollar.

Equity price risk

We use cash settled total return swaps in designated cash flow hedge relationships to hedge changes in CIBC’s share price in respect of certain cash-settled share-based compensation awards. Note 17 provides details on our cash-settled share-based compensation plans.

For the hedge relationships above, hedge effectiveness is assessed at the inception of the hedge relationship and on an ongoing basis, primarily using the dollar offset method. The sources of hedge ineffectiveness are mainly attributed to the following:

•	Utilization of hedging instruments that have a non-zero fair value at the inception of the hedge relationship;
•	Differences in fixed rates, when contractual coupons of the fixed rate hedged items are designated;
•	Differences in the discounting factors between the hedged item and the hedging instruments arising from different rate reset frequencies and timing of cash flows; and
•

Differences in the discount curves to determine the basis adjustments of the hedged items and the fair value of the hedging derivatives, including from the application of OIS and CVA to the valuation of derivatives when they are applicable.

Designated hedging instruments

The following table provides a summary of financial instruments designated as hedging instruments:

$ millions, as at October 31, 2018	Notional amount of the hedging instrument (1)	Maturity range			Fair value of the hedging derivatives		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
		Less than 1 year	1-5 years	Over 5 years	Assets	Liabilities
Cash flow hedges
Foreign exchange risk
Foreign exchange forwards	$138	$138	$–	$–	$2	$–	$(5)
Cross-currency interest rate swaps	18,421	13,377	5,044	–	351	234	82
Interest rate risk
Interest rate swaps	4,468	395	4,073	–	–	15	(57)
Equity share price risk
Equity swaps	1,406	173	1,233	–	–	89	26
	$24,433	$14,083	$10,350	$–	$353	$338	$46
NIFO hedges
Foreign exchange risk
Foreign exchange forwards	$193	$193	$–	$–	$11	$6	$(4)
Deposits (2)	17,158	17,158	–	–	n/a	n/a	(388)
	$17,351	$17,351	$–	$–	$11	$6	$(392)
Fair value hedges
Interest rate risk
Interest rate swaps	$174,556	$50,347	$110,948	$13,261	$380	$164	$(36)
Foreign exchange / interest rate risk
Cross-currency interest rate swaps	36,308	15,528	19,267	1,513	799	795	(63)
Interest rate swaps	17,310	3,850	12,817	643	23	–	(15)
	$228,174	$69,725	$143,032	$15,417	$1,202	$959	$(114)
	$269,958	$101,159	$153,382	$15,417	$1,566	$1,303	$(460)

(1)

For some hedge relationships, we apply a combination of derivatives to hedge the underlying exposures, therefore, the notional amounts of the derivatives generally exceed the carrying amount of the hedged items.

(2)	Notional amount represents the principal amount of deposits as at October 31, 2018.
n/a	Not applicable.

The following table provides the average rate or price of the hedging derivatives:

As at October 31, 2018		Average exchange rate (1)		Average fixed interest rate	Average share price
Cash flow hedges
Foreign exchange risk
Foreign exchange forwards	USD – CAD	1.29		n/a	n/a
Cross-currency interest rate swaps	EUR – CAD	1.51		n/a	n/a
	GBP – CAD	1.72		n/a	n/a
	USD – CAD	1.28		n/a	n/a
Interest rate risk
Interest rate swaps		n/a	CAD	2.45%	n/a
		n/a	USD	2.16%	n/a
Equity share price risk
Equity swaps		n/a		n/a	$109.52
NIFO hedges
Foreign exchange risk
Foreign exchange forwards	AUD – CAD	0.93		n/a	n/a
	HKD – CAD	0.17		n/a	n/a
	JPY – CAD	0.01		n/a	n/a
Fair value hedges
Interest rate risk
Interest rate swaps		n/a	CAD	1.84%	n/a
Foreign exchange / interest rate risk
Cross-currency interest rate swaps	EUR – CAD	1.49		0.10%	n/a
	GBP – CAD	1.60		1.06%	n/a
	USD – CAD	1.30		2.36%	n/a
Interest rate swaps		n/a	EUR	0.05%	n/a
		n/a	GBP	0.78%	n/a

(1)	Includes average foreign exchange rates and interest rates relating to significant hedging relationships.
n/a	Not applicable.

Designated hedged items

The following table provides information on designated hedged items:

	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item		Gains (losses) on changes in fair value used for calculating hedge ineffectiveness
$ millions, as at or for the year ended October 31, 2018	Assets	Liabilities	Assets	Liabilities
Cash flow hedges (1)
Foreign exchange risk
Forecasted expenses	n/a	n/a	n/a	n/a	$5
Deposits	$–	$13,456	n/a	n/a	(81)
Interest rate risk
Loans	4,463	–	n/a	n/a	57
Equity share price risk
Share-based payment	–	1,186	n/a	n/a	(27)
	$4,463	$14,642	n/a	n/a	$(46)
NIFO hedges	$17,351	$–	n/a	n/a	$392
Fair value hedges (2)
Interest rate risk
Securities	$17,046	$–	$(370)	$–	$(338)
Loans	61,363	–	(1,036)	–	(626)
Deposits	–	72,839	–	(1,205)	907
Subordinated indebtedness	–	3,893	–	(48)	58
Foreign exchange / interest rate risk
Loans	6	–	–	–	–
Deposits	–	19,844	–	(112)	82
	$78,416	$96,576	$(1,404)	$(1,364)	$83

(1)	As at October 31, 2018, the amount remaining in AOCI related to the discontinued cash flow hedges was immaterial.
(2)	As at October 31, 2018, the accumulated fair value hedge net liability adjustment remaining on the consolidated balance sheet related to discontinued fair value hedges was $153 million.
n/a	Not applicable.

Hedge accounting gains (losses) on the consolidated statement of income and consolidated statement of comprehensive income

$ millions, for the year ended October 31, 2018	Beginning balance of AOCI – hedge reserve (after-tax)	Change in the value of the hedging instrument recognized in OCI (before-tax)	Amount reclassified from accumulated OCI to income (before-tax) (1)	Tax benefit (expense)	Ending balance of AOCI hedge reserve (after-tax)	Hedge ineffectiveness gains (losses) recognized in income
Cash flow hedges
Foreign exchange risk	$5	$6	$(6)	$–	$5	$–
Interest rate risk	(3)	(56)	(2)	16	(45)	–
Equity share price risk	31	17	(27)	1	22	(1)
	$33	$(33)	$(35)	$17	$(18)	$(1)
NIFO hedges – foreign exchange risk
Hedges of net investment in foreign operations	$(780)	$(392)	$–	$43	$(1,129)	$–

(1)	During the year ended October 31, 2018, the amount reclassified from AOCI to net income for cash flow hedges of forecasted transactions that were no longer expected to occur was nil.

$ millions, for the year ended October 31, 2018	Gains (losses) on the hedging instruments	Gains (losses) on the hedged items attributed to hedged risk	Hedge Ineffectiveness gains (losses) recognized in income
Fair value hedges
Interest rate risk	$(36)	$1	$(35)
Foreign exchange / interest rate risk	(78)	82	4
	$(114)	$83	$(31)

The following table provides the notional and carrying values of the derivatives designated as the hedging instruments in 2017:

	Derivatives notional amount	Carrying value
$ millions, as at October 31, 2017		Positive	Negative
Fair value hedges	$210,019	$1,717	$907
Cash flow hedges	23,332	419	315
NIFO hedges	5,712	318	–
	$239,063	$2,454	$1,222

In addition, as at October 31, 2017, foreign currency denominated deposit liabilities of $45 million and $17.9 billion had been designated as hedging instruments in fair value hedges of foreign exchange risk and NIFO hedges, respectively.

The following table presents hedge ineffectiveness gains (losses) recognized in the consolidated statement of income for 2017 and 2016:

$ millions, for the year ended October 31	2017	2016
Fair value hedges (1)
Gains (losses) on hedging instruments	$(24)	$(520)
Gains (losses) on hedged items attributable to hedged risks	73	458
	$49	$(62)
Cash flow hedges (2)(3)	$–	$–

(1)	Recognized in Net interest income.
(2)	Recognized in Non-interest income – Other and Non-interest expenses – Other.
(3)	Includes NIFO hedges.

Portions of derivative gains (losses) that by designation were excluded from the assessment of hedge effectiveness for fair value, cash flow, and NIFO hedging activities are included in the consolidated statement of income, and are not significant for the years ended October 31, 2017 and 2016.

As at October 31, 2017, the cash flows designated as hedged items were expected to occur as follows:

$ millions, as at October 31, 2017	Within 1 year	1 – 3 years	3 – 8 years	Over 8 years
Net cash flows	$(465)	$(921)	$(8)	$–

As at October 31, 2017, cash flows designated in cash flow hedges of $332 million, $189 million and $8 million were expected to affect net income in the next 12 months, 1 to 3 years and 3 to 8 years, respectively.